INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal statutory income tax rate	$ 1,150
State and local income taxes, net of federal income tax effect	(45)
Other	(19)
Global intangible low-taxed income	153
Other	(82)
Research and development tax credits	(214)
Other	(3)
Changes in valuation allowance	129
Impairment losses	164
Indemnification termination gain	(168)
Other	4
Changes in unrecognized tax benefits	(24)
Outside basis differences	(71)
Tax expense	$ 1,008	$ 1,249	$ 1,262
Percent
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect	(0.80%)	0.60%	0.20%
Taxes on non-U.S. earnings		(0.70%)	(2.40%)
All other items—net	(0.50%)	(0.30%)	(0.20%)
Global intangible low-taxed income	2.80%
Other	(1.50%)
Research and development tax credits	(3.90%)
Other	(0.10%)
Changes in valuation allowance	2.40%	1.00%	(0.10%)
Impairment losses	3.00%
Indemnification termination gain	(0.031)
Other	0.10%
Changes in unrecognized tax benefits	(0.40%)
Outside basis differences	(1.30%)
Reserves for tax contingencies		1.60%	3.90%
Employee stock compensation		(0.70%)	(0.30%)
Restructuring		(0.30%)	0.00%
U.S. federal tax credits		(2.20%)	(1.70%)
Effective income tax rate	18.40%	20.00%	20.40%
Effective income tax rate reconciliation, tax benefit from foreign legislative change, percent		(1.00%)	(4.20%)
Effective income tax rate reconciliation, tax expense, valuation allowance, percent		1.00%	4.20%
Puerto Rico
Amount
Foreign tax effects	$ 124
Preferential tax rate	(252)
Other	$ 54
Percent
Taxes on non-U.S. earnings	2.30%
Preferential tax rate	(4.60%)
All other items—net	1.00%
Switzerland
Amount
Foreign tax effects	$ (278)
Other	(23)
Subnational tax effects	$ 144
Percent
Taxes on non-U.S. earnings	(5.10%)
All other items—net	(0.40%)
Subnational tax effects	2.60%
All other foreign
Amount
Foreign tax effects	$ 265
Percent
Taxes on non-U.S. earnings	4.90%